Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 30, 2012
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Aberdeen Global Equity Fund (Prospectus Summary): | Aberdeen Global Equity Fund
Aberdeen Global Equity Fund

ABERDEEN FUNDS

Aberdeen Global Equity Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 28, 2011, as supplemented

The Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements of the Aberdeen Global Equity Fund were reduced following the closing of the reorganization of Aberdeen Global Financial Services Fund into Aberdeen Global Equity Fund on December 19, 2011.

The following replaces the chart and footnote reflecting Shareholder Fees and Annual Fund Operating Expenses for Aberdeen Global Equity Fund on Page 37:

Please keep this Supplement for future reference.

This Supplement is dated January 30, 2012.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Equity Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.68%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.83%	2.54%	2.04%	1.54%	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	[2]	1.48%	2.19%	1.69%	1.19%	1.19%
[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013 (the 1.19% limit was effective December 19, 2011 and prior to December 19, 2011 the limit was 1.32%). This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.
[2]	The Fund’s Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have been restated to reflect the lower expense limit that went into effect on December 19, 2011 following the reorganization of the Aberdeen Global Financial Services Fund into the Fund.

The following chart replaces the chart in the Example of the cost of investing in the Aberdeen Global Equity Fund on pages 37-38:
Expense Example Aberdeen Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	717	1,085	1,478	2,572
Class C Shares	325	757	1,319	2,849
Class R Shares	172	606	1,066	2,341
Institutional Class Shares	121	452	806	1,805
Institutional Service Class Shares	121	452	806	1,805

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C Shares Aberdeen Global Equity Fund	222	757	1,319	2,849

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Equity Fund (Prospectus Summary): | Aberdeen Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Equity Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Global Equity Fund

Supplement to the Aberdeen Funds Statutory Prospectus dated February 28, 2011, as supplemented

The Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements of the Aberdeen Global Equity Fund were reduced following the closing of the reorganization of Aberdeen Global Financial Services Fund into Aberdeen Global Equity Fund on December 19, 2011.

The following replaces the chart and footnote reflecting Shareholder Fees and Annual Fund Operating Expenses for Aberdeen Global Equity Fund on Page 37:

Please keep this Supplement for future reference.

This Supplement is dated January 30, 2012.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	The following chart replaces the chart in the Example of the cost of investing in the Aberdeen Global Equity Fund on pages 37-38:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Aberdeen Global Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	rr_NetExpensesOverAssets	1.48%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,478
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,572
Aberdeen Global Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	rr_NetExpensesOverAssets	2.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,319
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,849
Aberdeen Global Equity Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	rr_NetExpensesOverAssets	1.69%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,341
Aberdeen Global Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,805
Aberdeen Global Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements(2)	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,805

[1]	Aberdeen Funds (the “Trust”) and Aberdeen Asset Management Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013 (the 1.19% limit was effective December 19, 2011 and prior to December 19, 2011 the limit was 1.32%). This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.This contract may not be terminated before February 27, 2013.
[2]	The Fund’s Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have been restated to reflect the lower expense limit that went into effect on December 19, 2011 following the reorganization of the Aberdeen Global Financial Services Fund into the Fund.